11. Lease Liabilities: Schedule of Lease Liabilities (Tables)	12 Months Ended
Jun. 30, 2023
Tables/Schedules
Schedule of Lease Liabilities
$
Balance, June 30, 2022 and 2021	-
Additions of lease	63,360
Lease payments	(2,986)
Accretion on lease liabilities	654
Balance, June 30, 2023	61,028
$
Current	29,921
Non-current	31,107
61,028